MD&A - Capital management (Detail 1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		SFr 51,271	SFr 54,302	SFr 57,308	SFr 54,368
Phase-in deduction applied		80.00%	60.00%
Goodwill related to significant investments in financial institutions		SFr 350	SFr 342
Swiss SRB including transitional arrangements (phase-in)
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		51,271	54,302
Equity attributable to non-controlling interests		(57)	(682)
Deferred tax assets recognized for tax loss carry-forwards	[1]	(4,637)	(5,042)
Deferred tax assets on temporary differences, excess over threshold		(489)	(741)
Goodwill, net of tax	[1],[2]	(5,183)	(3,959)
Intangible assets, net of tax		(214)	(241)
Compensation- and own shares-related components		(1,620)	(1,589)
Expected losses on advanced internal ratings-based portfolio less general provisions		(634)	(356)
Unrealized (gains) / losses from cash flow hedges, net of tax		(351)	(972)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		133	(294)
Unrealized gains related to financial assets available for sale, net of tax		(193)	(262)
Prudential valuation adjustments		(59)	(68)
Consolidation scope		(44)	(129)
Accruals for proposed dividends to shareholders		(2,438)	(2,250)
Other		10	71
Total common equity tier 1 capital		35,494	37,788
Swiss SRB as of 1.1.20
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		51,271	54,302
Equity attributable to non-controlling interests		(57)	(682)
Deferred tax assets recognized for tax loss carry-forwards	[1]	(5,797)	(8,403)
Deferred tax assets on temporary differences, excess over threshold		(857)	(1,835)
Goodwill, net of tax	[1],[2]	(6,479)	(6,599)
Intangible assets, net of tax		(214)	(241)
Compensation- and own shares-related components		(1,620)	(1,589)
Expected losses on advanced internal ratings-based portfolio less general provisions		(634)	(356)
Unrealized (gains) / losses from cash flow hedges, net of tax		(351)	(972)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		133	(294)
Unrealized gains related to financial assets available for sale, net of tax		(193)	(262)
Prudential valuation adjustments		(59)	(68)
Consolidation scope		(44)	(129)
Accruals for proposed dividends to shareholders		(2,438)	(2,250)
Other		10	71
Total common equity tier 1 capital		32,671	30,693
UBS AG
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		SFr 50,775	SFr 54,343	SFr 57,243	SFr 54,165
Phase-in deduction applied		80.00%
Goodwill related to significant investments in financial institutions		SFr 350
UBS AG | Swiss SRB including transitional arrangements (phase-in)
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		50,775
Equity attributable to non-controlling interests		(57)
Deferred tax assets recognized for tax loss carry-forwards	[1]	(4,637)
Deferred tax assets on temporary differences, excess over threshold		(403)
Goodwill, net of tax	[1],[2]	(5,183)
Intangible assets, net of tax		(214)
Expected losses on advanced internal ratings-based portfolio less general provisions		(634)
Unrealized (gains) / losses from cash flow hedges, net of tax		(351)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		133
Unrealized gains related to financial assets available for sale, net of tax		(193)
Prudential valuation adjustments		(59)
Consolidation scope		(44)
Accruals for proposed dividends to shareholders		(3,065)
Other		(26)
Total common equity tier 1 capital		36,042
UBS AG | Swiss SRB as of 1.1.20
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		50,775
Equity attributable to non-controlling interests		(57)
Deferred tax assets recognized for tax loss carry-forwards	[1]	(5,797)
Deferred tax assets on temporary differences, excess over threshold		(749)
Goodwill, net of tax	[1],[2]	(6,479)
Intangible assets, net of tax		(214)
Expected losses on advanced internal ratings-based portfolio less general provisions		(634)
Unrealized (gains) / losses from cash flow hedges, net of tax		(351)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values		133
Unrealized gains related to financial assets available for sale, net of tax		(193)
Prudential valuation adjustments		(59)
Consolidation scope		(44)
Accruals for proposed dividends to shareholders		(3,065)
Other		(26)
Total common equity tier 1 capital		SFr 33,240

[1]	As of 31 December 2017, the phase-in deduction applied was 80%; as of 31 December 2016, the phase-in deduction applied was 60%.
[2]	Includes goodwill related to significant investments in financial institutions of CHF 350 million (31 December 2016: CHF 342 million).